Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Dunham Alternative Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
1 Year	rr_ExpenseExampleYear01	789
3 Years	rr_ExpenseExampleYear03	1,256
5 Years	rr_ExpenseExampleYear05	1,749
10 Years	rr_ExpenseExampleYear10	3,099
Dunham Alternative Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.99%
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	947
5 Years	rr_ExpenseExampleYear05	1,616
10 Years	rr_ExpenseExampleYear10	3,403
Dunham Alternative Strategy Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.24%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	647
5 Years	rr_ExpenseExampleYear05	1,119
10 Years	rr_ExpenseExampleYear10	2,422
Dunham Alternative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement for fees and expenses [text block]	cik0001420040_SupplementForFeesAndExpensesTextBlock

Dunham Alternative Strategy Fund

Class A (DAASX)

Class C (DCASX)

Class N (DNASX)

Supplement dated April 8, 2015 to the Prospectus dated February 27, 2015 (the "Prospectus")

This Supplement updates and supersedes any contrary information contained in the Prospectus

Effective April 1, 2015, Market Concepts, LLC ("mConcepts" or "Sub-Adviser"), Sub-Adviser to the Dunham Alternative Strategy Fund (the "Fund") has contractually agreed to waive a portion of its Sub-Advisory fees such that the annual Base Sub-Advisory fee rate payable to mConcepts is reduced from 0.65% to 0.50% of the average daily net assets of the Fund, and the Performance Fee rate is lowered from +/- 0.35% to +/- 0.20% of the average daily net assets of the Fund. This Agreement is effective as of April 1, 2015 and shall remain in effect until at least April 30, 2016.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 24 of the Prospectus and page 1 of the Fund's Summary Prospectus. The table describing the Class A, Class C and Class N shareholder expenses of the Dunham Alternative Strategy Fund is deleted in its entirety and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund
Expense Example Supplement [Text Block]	cik0001420040_ExpenseExampleSupplementTextBlock	The table under the sub-heading "Example" that describes the costs of investing in shares of the Dunham Alternative Strategy Fund is deleted in its entirety and replaced with the following:

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
[2]	The Fund's Sub-Adviser has contractually agreed to waive a portion of its annual Sub-Advisory fees such that the annual Base Sub-Advisory fee rate payable to the Sub-Adviser is reduced from 0.65% to 0.50% of the average daily net assets of the Fund, and the Performance Fee rate is lowered from +/- 0.35% to +/- 0.20% of the average daily net assets of the Fund. This Agreement is effective as of April 1, 2015 and shall remain in effect until at least April 30, 2016.